Income Tax Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Expenses [Abstract]
Schedule of Income Tax Expenses
	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Current tax expense based on profit for the financial year	885	705	800

Schedule of Reconciliation of Tax Expense

The numerical reconciliations between the tax expense and the product of accounting profit multiplied by the applicable tax rates of the Company are as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Profit before income taxes	5,244	3,989	3,619
Tax at statutory tax rate
Tax effects in respect of :
- Non-deductible expenses	879	671	733
Others	6	34	67
	885	705	800